Stock Option Plan - Summary of Weighted-Average Fair Value of Options Granted (Detail)	12 Months Ended
	Jan. 31, 2019 CAD ($) yr	Jan. 31, 2018 CAD ($) yr
Disclosure of weighted average fair value and main assumptions [abstract]
Weighted-average fair value at grant date	$ 18.02	$ 11.66
Share price	$ 60.48	$ 39.93
Risk-free interest rate	2.20%	1.16%
Expected life | yr	6.25	6.25
Expected volatility	27.64%	30.43%
Expected annual dividend per share	0.60%	0.80%